Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of the class A ordinary shares subject to possible redemption reflected on the accompanying unaudited condensed consolidated balance sheet - USD ($)
	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Schedule of the class A ordinary shares subject to possible redemption reflected on the accompanying unaudited condensed consolidated balance sheet [Abstract]
Gross proceeds	$ 196,000,000		$ 200,000,000
Less:
Proceeds allocated to Public Warrants			(4,733,334)
Class A ordinary share issuance costs			(22,021,556)
Plus:
Accretion of carrying value to redemption value			26,754,890
Class A ordinary share subject to possible redemption	$ 200,000,000	200,000,000	200,000,000
Increase in redemption value of Class A ordinary shares subject to possible redemption		1,098,442
Class A ordinary share subject to possible redemption		$ 201,098,442	$ 200,000,000